Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-1
Statement to Securityholders
Determination Date: March 12, 2025

Payment Date	3/17/2025
Collection Period Start	2/1/2025
Collection Period End	2/28/2025
Interest Period Start	2/18/2025
Interest Period End	3/16/2025

Cut-Off Date Net Pool Balance	$2,025,808,403.15
Cut-Off Date Adjusted Pool Balance	$1,899,077,623.74

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	May-23
Class A-2 Notes	$—	$—	$—	—	Jun-25
Class A-3 Notes	$294,959,069.47	$28,424,965.12	$266,534,104.35	0.401897	Apr-27
Class A-4 Notes	$150,730,000.00	$—	$150,730,000.00	1.000000	Sep-27
Class B Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Oct-27
Class C Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Dec-27
Class D Notes	$18,980,000.00	$—	$18,980,000.00	1.000000	Sep-28
Total Notes	$502,649,069.47	$28,424,965.12	$474,224,104.35

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$535,224,700.54	$504,949,349.88	0.249258
YSOC Amount	$27,827,937.01	$25,977,551.47
Adjusted Pool Balance	$507,396,763.53	$478,971,798.41
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Reserve Account Balance	$4,747,694.06	$4,747,694.06

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.40500%	ACT/360	$—
Class A-2 Notes	$—	2.71000%	30/360	$—
Class A-3 Notes	$294,959,069.47	3.17000%	30/360	$779,183.54
Class A-4 Notes	$150,730,000.00	3.32000%	30/360	$417,019.67
Class B Notes	$18,990,000.00	3.59000%	30/360	$56,811.75
Class C Notes	$18,990,000.00	3.93000%	30/360	$62,192.25
Class D Notes	$18,980,000.00	4.43000%	30/360	$70,067.83
Total Notes	$502,649,069.47			$1,385,275.04

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$535,224,700.54	$504,949,349.88
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$507,396,763.53	$478,971,798.41
Number of Receivables Outstanding	50,359	49,122
Weighted Average Contract Rate	3.61%	3.61%
Weighted Average Remaining Term (months)	28.7	27.8

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,600,200.93
Principal Collections	$29,997,997.65
Liquidation Proceeds	$217,561.51
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$31,815,760.09
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$31,815,760.09

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$446,020.58	$446,020.58	$—	$—	$31,369,739.51
Interest - Class A-1 Notes	$—	$—	$—	$—	$31,369,739.51
Interest - Class A-2 Notes	$—	$—	$—	$—	$31,369,739.51
Interest - Class A-3 Notes	$779,183.54	$779,183.54	$—	$—	$30,590,555.97
Interest - Class A-4 Notes	$417,019.67	$417,019.67	$—	$—	$30,173,536.30
First Allocation of Principal	$—	$—	$—	$—	$30,173,536.30
Interest - Class B Notes	$56,811.75	$56,811.75	$—	$—	$30,116,724.55
Second Allocation of Principal	$—	$—	$—	$—	$30,116,724.55
Interest - Class C Notes	$62,192.25	$62,192.25	$—	$—	$30,054,532.30
Third Allocation of Principal	$4,697,271.06	$4,697,271.06	$—	$—	$25,357,261.24
Interest - Class D Notes	$70,067.83	$70,067.83	$—	$—	$25,287,193.41
Fourth Allocation of Principal	$18,980,000.00	$18,980,000.00	$—	$—	$6,307,193.41
Reserve Account Deposit Amount	$—	$—	$—	$—	$6,307,193.41
Regular Principal Distribution Amount	$4,747,694.06	$4,747,694.06	$—	$—	$1,559,499.35
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,559,499.35
Remaining Funds to Certificates	$1,559,499.35	$1,559,499.35	$—	$—	$—
Total	$31,815,760.09	$31,815,760.09	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$27,827,937.01
Increase/(Decrease)	$(1,850,385.54)
Ending YSOC Amount	$25,977,551.47

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$507,396,763.53	$478,971,798.41
Note Balance	$502,649,069.47	$474,224,104.35
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Target Overcollateralization Amount	$4,747,694.06	$4,747,694.06
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,694.06
Beginning Reserve Account Balance	$4,747,694.06
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,694.06

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.05%	30	$277,353.01
Liquidation Proceeds of Defaulted Receivables[1]	0.04%	188	$217,561.51
Monthly Net Losses (Liquidation Proceeds)			$59,791.50
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.25%
Second Preceding Collection Period			0.20%
Preceding Collection Period			(0.01)%
Current Collection Period			0.14%
Four-Month Average Net Loss Ratio			0.14%
Cumulative Net Losses for All Periods			$4,772,318.54
Cumulative Net Loss Ratio			0.24%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.44%	154	$2,227,622.27
60-89 Days Delinquent	0.18%	58	$913,013.82
90-119 Days Delinquent	0.06%	21	$285,157.84
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.68%	233	$3,425,793.93

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		5	$57,085.06
Total Repossessed Inventory		13	$199,594.66

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		79	$1,198,171.66
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.21%
Second Preceding Collection Period			0.25%
Preceding Collection Period			0.25%
Current Collection Period			0.24%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of February 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.82	0.16%	53	0.11%